Notes Payable	12 Months Ended
Oct. 31, 2023
Debt Disclosure [Abstract]
Notes Payable
8. Notes Payable
2021 Loan and Security Agreement
On December 30, 2021, the Company entered into a Loan and Security Agreement with Hercules Capital, Inc. (“Hercules” or the “Lender”) for the issuance of a term loan facility of up to an aggregate principal amount of up to $20.0 million (the “Term Loans”). The Loan Agreement provides for (i) an initial term loan advance of $7.0 million, which closed on December 30, 2021, (ii) subject to the achievement of certain Clinical Milestones (“Clinical Milestone”), a right of the Company to request that the Lender make additional term loan advances to the Company in an aggregate principal amount of up to $4.0 million from the achievement of the Clinical Milestone through June 15, 2022, which was drawn in June 2022, and (iii) subject to the achievement of certain financial milestones (“Financial Milestone”), a right of the Company to request that the Lender make additional term loan advances to the Company in an aggregate principal amount of up to $9.0 million from achievement of the Financial Milestone through December 15, 2022, which was not achieved. The Company is required to pay an end of term fee (“End of Term Charge”) equal to 6.35% of the aggregate principal amount of the Term Loans advances upon repayment.
The Term Loans mature on July 1, 2025, with no option for extension (the “Maturity Date”).
The Term Loan bears interest at an annual rate equal to the greater of (i) 8.25% plus the prime rate of interest as reported in the Wall Street Journal minus 3.25% and (ii) 8.25% provided, that, from and after the date the Company achieves the financial milestone, as defined within the agreement, the reference to 8.25% in clauses (i) and (ii) is reduced to 8.15%. Borrowings under the Loan and Security Agreement are repayable in monthly interest-only payments through June 2023. After the interest-only payment period, borrowings under the Loan and Security Agreement are repayable in equal monthly payments of principal and accrued interest until the Maturity Date. At the Company’s option, the Company may elect to prepay all, but not less than all, of the outstanding term loan by paying the entire principal balance and all accrued and unpaid interest thereon plus a prepayment charge equal to the following percentage of the principal amount being prepaid: (i) 3.0% of the principal amount outstanding if the prepayment occurs in any of the first twelve months following the closing date of the last draw down; (ii) 2.0% of the principal amount outstanding if the prepayment occurs after the first twelve months following the closing date of the last draw down, but on or prior to twenty-four months following the closing date of the last draw down; and 1.0% of the principal amount outstanding at any time thereafter but prior to the Maturity Date.
In connection with the Loan Agreement, the Company granted Hercules a security interest senior to any current and future debts and to any security interest, in all of the Company’s right, title, and interest in, to and under all of Company’s property and other assets, and certain equity interests and accounts of enGene, subject to limited exceptions including the Company’s intellectual property. The Loan Agreement also contains certain events of default, representations, warranties and non-financial
covenants of the Company.
The debt discount and issuance costs are being accreted to the principal amount of debt and being amortized from the date of issuance through the Maturity Date to interest expense using the effective-interest rate method. The effective interest rate of the outstanding debt under the Loan Agreement is approximately 18.3% and 15.9% as of October 31, 2023 and 2022, respectively.

As of October 31, 2023 and 2022, the carrying value of the Term Loan consists of the following:

	October 31, 2023	October 31, 2022
Note payable, including End of Term Charge	$10,144	$11,699
Debt discount, net of accretion	(474)	(891)
Accrued interest	108	106

Note payable, net of discount	$9,778	$10,914

As of October 31, 2023, the Company classified $0.6 million of the note payable as current, which represents the principal payments due and amortization of the debt discount between October 31, 2023 and the date the Term Loan was amended in December 2023, as the debt was refinanced on a long-term basis in the subsequent event period (see Note 18). As of October 31, 2022, the Company classified $1.3 million of the note payable as current which represents the principal payments due and amortization of the debt discount to be recorded within twelve months from the balance sheet date. During the years ended October 31, 2023 and 2022, the Company recognized $1.8 million and $1.0 million of interest expense related to the Loan Agreement, respectively, of which $0.4 million and $0.3 million was related to the amortization of the debt discount, respectively.
Through October 31, 2023, the Company borrowed $11.0 million under the Loan Agreement and incurred $1.1 million of debt discount and issuance costs inclusive of facility fees, legal fees, End of Term Charge and initial fair value of the warrants.
As of October 31, 2023, and prior to the amendment of the Term Loan (see Note 18), the estimated future principal payments due under the Loan Agreement, including the contractual End of Term Charge, are as follows:

Note Principal Payments
2024	$5,106
2025	5,038

Total principal payments, including End of Term Charge	10,144

As of October 31, 2023, based on borrowing rates available to the Company for loans with similar terms and consideration of the Company’s credit risk, the carrying value of the Company’s variable interest rate debt, excluding unamortized debt issuance costs, approximates fair value.
Hercules Warrants
Under the Loan and Security Agreement, the Company agreed to issue to Hercules warrants (the “Hercules Warrants”) to purchase a number of shares of Old enGene’s redeemable convertible preferred shares at the exercise price equal to 2.5% of the aggregate amount of the Term Loans that are funded, as such amounts are funded. On the Closing Date, the Company issued a warrant to purchase 84,714 Class C Preferred Shares which were determined to have a fair value of $34 upon issuance. On the second tranche closing, in June 2022, the Company issued an additional warrant to purchase 48,978 Class C Preferred Shares which were determined to have a fair value of $23 upon issuance. The initial Hercules Warrant values are recorded as a discount to the term loan and are being amortized to interest expense using the effective interest method over the life of the Term Loans. The Company remeasured the fair value of the warrants at each reporting date with changes being recorded as a change in the fair value of the warrant liabilities.
The Hercules Warrants were initially exercisable for a period of ten years from the date of the issuance of each warrant at a per-share
exercise price equal to $2.632 Canadian Dollars, subject to certain adjustments as specified in the warrants. In addition, the Company has granted to the holders of the Hercules Warrants certain registration rights on a pari passu basis with the holders of outstanding Preferred Shares and warrants to purchase Preferred Shares. Upon the close of the Reverse Recapitalization, the Preferred Share Warrants were surrendered for no consideration.
The Company accounted for the warrants as a liability prior to the consummation of the Reverse Recapitalization since they were indexed to Old enGene’s redeemable convertible preferred shares that were classified as temporary equity.
April 2023 Notes
On April 4, 2023, the Company entered into a note purchase agreement (the “April 2023 Notes”) for a principal amount of $8.0 million with Merck Lumira Biosciences Fund, L.P., Merck Lumira Biosciences Fund (Quebec), L.P., Lumira Ventures III, L.P., Lumira Ventures III (International), L.P., Lumira Ventures IV, L.P., Lumira Ventures IV (International), L.P., Fond de solidarité des travailleurs du Québec (F.T.Q.), and Forbion Capital Fund III Cooperatief U.A. (collectively the “April 2023 Investors”). The April 2023 Notes had an interest free period of 45 days from the date of issuance, and commencing on the 46th day, is to accrue interest at a rate of 15% per annum. The April 2023 Notes are classified as current as they mature on the earlier of (i) July 31, 2023; or (ii) the date the Company completes a qualified financing, as defined within the April 2023 Notes as a financing pursuant to which the Company sells convertible promissory notes, warrants, preferred shares, common shares, or a combination thereof of the Company for an aggregate amount of at least $20.0 million. Upon the completion of the 2023 Financing in May 2023, the Company issued convertible debentures and warrants of the Company to the April 2023 Note investors, on the same terms and conditions of the convertible debentures and warrants that were issued to the investors of the 2023 Financing, as repayment of the April 2023 Notes.
The Company elected the fair value option of accounting for the April 2023 Notes. The Company recorded the April 2023 Notes at fair value upon the date of issuance, which was determined to be $8.0 million. As part the 2023 Financing, the terms of the April 2023 Notes were modified, in which the repayment of the April 2023 Notes resulted in the Company issuing convertible debentures and warrants of the Company to the April 2023 Note investors, on the same terms and conditions of the convertible debentures and warrants that were issued to the investors of the 2023 Financing. Upon the completion of the 2023 Financing in May 2023, the Company issued $8.0 million in convertible notes and warrants in repayment for the April 2023 Notes. No change in fair value was recorded on the April 2023 Notes during the year ended October 31, 2023, and prior to the extinguishment of the April 2023 Notes in May 2023 given the short period of time that the April 2023 Notes were outstanding. No gain or loss was recorded as a result of the extinguishment of the April 2023 Notes as the fair value of the notes upon extinguishment was determined to be equal to the fair value of the repayment amount.